LESSEE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of Right-of-Use Assets
The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 26).

	2022 £m	2021 £m
At 1 January	1,318	1,500
Exchange and other adjustments	3	(9)
Additions	98	73
Disposals	(37)	(18)
Depreciation charge for the year	(226)	(228)
At 31 December	1,156	1,318